SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Silver	$ 6,462	$ 4,280	$ 18,246	$ 11,610
Copper	6,497	5,907	18,329	14,658
Gold	3,359	3,669	9,894	9,516
Penalties, Treatment Costs And Refining Charges	(1,702)	(1,540)	(4,673)	(4,425)
Total Revenue From Mining Operations	$ 14,616	$ 12,316	$ 41,796	$ 31,359